Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	M Fund, Inc.
Entity Central Index Key	0000948258
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 23, 2021
Document Effective Date	May 01, 2021
Prospectus Date	May 01, 2021
M INTERNATIONAL EQUITY FUND | M International Equity Fund
Prospectus:
Trading Symbol	MBEQX
M LARGE CAP GROWTH FUND | M Large Cap Growth Fund
Prospectus:
Trading Symbol	MTCGX
M CAPITAL APPRECIATION FUND | M Capital Appreciation Fund
Prospectus:
Trading Symbol	MFCPX
M LARGE CAP VALUE FUND | M Large Cap Value Fund
Prospectus:
Trading Symbol	MBOVX